Consolidated Condensed Balance Sheet - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 838,544	$ 921,049
Prepaid expenses	367,639	372,265
Due from related party	147	147
Total current assets	1,206,330	1,293,461
Investments held in Trust Account	483,140,025	483,227,051
Total assets	484,346,355	484,520,512
Current liabilities:
Accounts payable	2,175,550	315
Accrued expenses	76,695	76,695
Accrued income tax	12,010	12,010
Franchise tax payable	47,463	122,242
Total current liabilities	2,311,718	211,262
Deferred underwriting commissions in connection with the initial public offering	16,905,000	16,905,000
Warrant liabilities	16,634,933	13,292,400
Total liabilities	35,851,651	30,408,662
Commitments and Contingencies
Class A common stock, $0.0001 par value; 87,500,000 shares authorized; 44,349,470 and 44,911,184 shares subject to possible redemption at $10.00 per share as of March 31, 2021 and December 31, 2020, respectively	443,494,700	449,111,840
Stockholders' Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	15,425,863	9,808,779
Accumulated deficit	(10,427,462)	(4,810,316)
Total stockholders' equity	5,000,004	5,000,010
Total Liabilities and Stockholders' Equity	484,346,355	484,520,512
Class A Common Stock
Stockholders' Equity:
Common stock value	395	339
Class B Common Stock
Stockholders' Equity:
Common stock value	$ 1,208	$ 1,208